SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE CAPITAL LEASES (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments 2021	$ 22,500
Future Interest Payments 2021	1,524
Total Payments 2021	24,024
Future Minimum Lease Payments 2022	3,236
Future Interest Payments 2022	453
Total Payments 2022	3,689
Future Minimum Lease Payments 2023	1,810
Future Interest Payments 2023	174
Total Payments 2023	1,984
Future Minimum Lease Payments 2024	438
Future Interest Payments 2024	21
Total Payments 2024	459
Future Minimum Lease Payments 2025
Future Interest Payments 2025
Total Payments 2025
Future Minimum Lease Payments Thereafter
Future Interest Payments Thereafter
Total Payments Thereafter
Future Minimum Lease Payments Total	27,984
Future Interest Payments Total	2,172
Total	$ 30,156